Note 5 - Loan Servicing	12 Months Ended
Dec. 31, 2011
Accounting for Certain Loans and Debt Securities Acquired in Transfer Disclosure [Text Block]
NOTE 5 – LOAN SERVICING

Loans held for sale at year end are as follows:

(In Thousands of Dollars)
	2011	2010
Loans held for sale	$349	$1,358
Less: Allowance to adjust to lower of cost or market	0	(3)
Loans held for sale, net	$349	$1,355

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year end are as follows:

(In Thousands of Dollars)
	2011	2010
Mortgage loan portfolios serviced for:
Freddie Mac	$601,710	$617,558
Fannie Mae	$1,446	$1,942
Federal Home Loan Bank	$2,757	$3,188

Custodial escrow balances maintained in connection with serviced loans were $1,438,000 and $1,477,000 at year end 2011 and 2010.

Activity for capitalized mortgage servicing rights, included in other assets on the Consolidated Balance Sheet, was as follows:

(In Thousands of Dollars)
	2011	2010	2009
Servicing rights:
Beginning of year	$4,603	$3,705	$2,370
Additions	1,505	2,428	3,056
Amortized to expense	(1,512)	(1,530)	(1,721)
End of year	$4,596	$4,603	$3,705

Management has determined that no valuation allowance was necessary at December 31, 2011, 2010, or 2009.

The fair value of mortgage servicing rights was $6,034,000 and $6,067,000 at year end 2011 and 2010. Fair value at the end of 2011 was determined using a discount rate of 7.375%, a weighted average constant prepayment rate of 14.79%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.09%.  At the end of 2010, fair value was determined using a discount rate of 7.97%, a weighted average constant prepayment rate of 14.12%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.38%

The weighted average amortization period is 2.6 years.  Estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)
2012	$995
2013	$822
2014	$692
2015	$577
2016	$466